Defined Benefit Liability (Details 6) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Movement in the liability for defined benefit obligations:
Liability for defined benefit obligation at July 1	$ 52,121	$ 52,126	$ 49,064
Benefits paid by the plan	(6,347)	(4,287)	(2,334)
Current service costs	611	705	726
Interest costs	1,431	1,126	1,738
Member contributions	833	855	841
Actuarial (gains)/losses recognized in other comprehensive income arising from:
(Gains) loss from changes in financial assumptions	363	(1,567)	3,231
Experience (gains)/losses	53	1,519	(3,354)
Exchange difference	(3,832)	1,644	2,214
Liability for defined benefit obligation at June 30	45,233	52,121	52,126
Movement in plan assets:
Fair value of plan assets at July 1	43,126	37,418	39,099
Contributions paid into the plan	2,144	4,223	807
Member contributions	833	855	841
Benefits paid by the plan	(6,347)	(4,287)	(2,334)
Current service costs and interest	1,194	855	1,383
Actuarial gains/(losses) recognized in equity:
Expected return on plan assets	2,359	2,728	(3,912)
Exchange difference	(3,304)	1,334	1,534
Fair value of plan assets at June 30	40,005	43,126	37,418
Expense recognized in profit or loss:
Current service costs	611	705	726
Interest	237	272	354
Current Expense recognized in profit and loss	848	977	1,080
Recognized in non-operating items - loss	101	463	273
Recognized in Employee benefit expense	747	514	807
Non Current Expense recognized in profit and loss	848	977	1,080
Gains and losses recognized in equity:
Cumulative losses at July 1	(25,396)	(25,842)	(25,319)
Net profit and loss impact from current period costs	(848)	(977)	(1,080)
Recognized during the year	1,943	2,777	(3,789)
ESCT provision	12	(551)	(3,361)
Exchange difference	1,887	(803)	7,707
Cumulative losses at June 30	$ (22,402)	$ (25,396)	$ (25,842)